Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Components of Premises and Equipment, Net

Premises and equipment, net at December 31, 2012, 2011 and 2010 consisted of the following:

	December 31,
	2012	2011	2010
Land	$14,548	$14,149	$14,677
Building	48,054	44,814	44,639
Furniture, fixtures and equipment	13,881	12,692	11,696
Aircraft	5,298	3,700	3,700
Leasehold and tenant improvements	725	620	620
Construction in progress	7,349	1,052	124

	89,855	77,027	75,456
Less accumulated depreciation	(19,274)	(16,605)	(13,403)

	$70,581	$60,422	$62,053

Minimum Future Rental Payments Receivable from Tenants	At December 31, 2012, minimum future rental payments receivable from these tenants were as follows:

First year	$419
Second year	238
Third year	169
Fourth year	169
Fifth year	154
Thereafter	52

$1,201